SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF RESTRICTED ORDINARY SHARES HELD BY THE COMPANY'S EMPLOYEES

A summary of the Company’s restricted ordinary shares held by the Company’s employees for the years ended December 31, 2023 and 2024 is presented below:

	Number of shares	Weighted average grant date fair value
Unvested as of January 1, 2023	4,976,485	3.20
Granted	860,000	0.29
Vested	(2,001,838)	1.07
Forfeited	(1,031,670)	1.04
Unvested as of December 31, 2023	2,802,977	4.62
Granted	6,430,000	0.54
Vested	(906,732)	0.89
Forfeited	(87,225)	1.76
Unvested as of December 31, 2024	8,239,020	1.88

SCHEDULE OF COMPENSATION EXPENSES RECOGNIZED

Total compensation expenses recognized for restricted ordinary shares for the years ended December 31, 2022, 2023 and 2024 were allocated to the following expense items:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Research and development expenses	(5,158)	654	(545)
General and administrative expenses	59,133	10,868	1,828
Selling and marketing expenses	1,275	1,851	10,968
Total restricted ordinary shares compensation expenses	55,250	13,373	12,251

SCHEDULE OF SHARE OPTIONS ACTIVITIES

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$
Outstanding as of January 1, 2023	17,595,037	0.24
Forfeited	(721,728)	0.15
Exercised	(3,731,723)	0.17
Outstanding as of December 31, 2023	13,141,586	0.26
Granted	1,000,000	0.38
Forfeited	(736,690)	0.15
Exercised	(1,018,889)	0.19		1,463
Outstanding as of December 31, 2024	12,386,007	0.28
Vested and expected to vest as of December 31, 2024	12,386,007	0.28	3.39	24,278
Exercisable as of December 31, 2024	11,499,929	0.25	2.33	24,016

SCHEDULE OF FAIR VALUE ASSUMPTIONS

The fair values of the options granted are estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

Year ended December 31,
Grant dates:	2024
Risk free rate of return	2.5%
Volatility	45.0%
Expected dividend yield	0%
Exercise multiple	2.20
Fair value of underlying ordinary share	US$0.30- US$0.52
Expiration terms	10 years

Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF COMPENSATION EXPENSES RECOGNIZED

Compensation expense recognized for share options during the years ended December 31,2022, 2023 and 2024 is allocated to the following expense items:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	(621)	3	-
Research and development expenses	(795)	1,006	55
Selling and marketing expenses	(765)	6,068	345
General and administrative expenses	54,393	1,788	1,653
Total share option compensation expenses	52,212	8,865	2,053